UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.7%
Aerospace & Defense — 2.8%
168,253	Honeywell International, Inc.	$10,019,466
262,382	Raytheon Co.	13,218,805
156,817	United Technologies Corp.	13,763,828

		37,002,099

Air Freight & Logistics — 0.5%
73,810	FedEx Corp.	6,911,568

Auto Components — 0.5%
168,136	Johnson Controls, Inc.	6,658,186

Beverages — 3.3%
429,291	PepsiCo., Inc.	30,531,176
190,342	The Coca-Cola Co.	12,716,749

		43,247,925

Biotechnology* — 1.3%
116,050	Amgen, Inc.	7,025,667
238,376	Gilead Sciences, Inc.	9,949,814

		16,975,481

Capital Markets — 2.7%
37,749	Affiliated Managers Group, Inc.*	3,991,202
361,919	Morgan Stanley & Co.	8,743,963
249,453	Northern Trust Corp.	12,170,812
236,601	TD Ameritrade Holding Corp.	5,098,751
284,397	The Charles Schwab Corp.	5,121,990

		35,126,718

Chemicals — 2.9%
252,502	Ecolab, Inc.	13,857,310
56,824	Monsanto Co.	4,036,777
186,763	Praxair, Inc.	19,766,996

		37,661,083

Communications Equipment — 4.3%
574,362	Cisco Systems, Inc.	9,649,281
110,670	Juniper Networks, Inc.*	4,051,629
721,937	QUALCOMM, Inc.	42,298,289

		55,999,199

Computers & Peripherals* — 7.8%
212,342	Apple, Inc.	73,858,918
361,923	EMC Corp.	10,303,948
332,848	NetApp, Inc.	18,230,085

		102,392,951

Construction & Engineering* — 0.3%
186,491	Quanta Services, Inc.	3,683,197

Consumer Finance — 1.7%
208,619	American Express Co.	10,764,740
663,610	SLM Corp.*	11,307,915

		22,072,655

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — 1.7%
42,159	CME Group, Inc.	$12,047,356
51,405	IntercontinentalExchange, Inc.*	6,202,013
113,514	MSCI, Inc. Class A*	4,287,424

		22,536,793

Electrical Equipment — 1.4%
226,519	Emerson Electric Co.	12,356,611
76,866	Roper Industries, Inc.	6,416,005

		18,772,616

Electronic Equipment, Instruments & Components — 1.6%
309,288	Amphenol Corp. Class A	16,720,109
84,252	Dolby Laboratories, Inc. Class A*	3,937,939

		20,658,048

Energy Equipment & Services — 7.5%
241,234	Cameron International Corp.*	11,497,213
638,702	Halliburton Co.	32,030,905
145,789	National-Oilwell Varco, Inc.	10,581,366
529,113	Schlumberger Ltd.	45,355,566

		99,465,050

Food & Staples Retailing — 1.8%
291,559	Costco Wholesale Corp.	24,047,786

Food Products — 0.3%
64,478	Mead Johnson Nutrition Co.	4,370,964

Health Care Equipment & Supplies — 3.4%
177,944	Baxter International, Inc.	10,591,227
133,273	CareFusion Corp.*	3,862,251
10,779	Intuitive Surgical, Inc.*	3,761,871
373,527	St. Jude Medical, Inc.	18,926,613
112,970	Stryker Corp.	7,049,328

		44,191,290

Health Care Providers & Services* — 1.0%
93,246	Henry Schein, Inc.	6,696,928
114,453	Medco Health Solutions, Inc.	6,851,156

		13,548,084

Hotels, Restaurants & Leisure — 2.2%
81,380	Darden Restaurants, Inc.	4,121,897
156,243	Marriott International, Inc. Class A	5,907,548
83,194	McDonald’s Corp.	6,783,639
124,994	Starbucks Corp.	4,598,529
127,153	Yum! Brands, Inc.	7,034,104

		28,445,717

Household Durables — 0.7%
508,686	Newell Rubbermaid, Inc.	9,059,698

Household Products — 0.5%
100,093	The Procter & Gamble Co.	6,706,231

Industrial Conglomerates — 1.1%
150,711	3M Co.	14,224,104

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail* — 1.2%
38,867	Amazon.com, Inc.	$7,644,750
16,465	Netflix, Inc.	4,458,722
7,466	Priceline.com, Inc.	3,846,409

		15,949,881

Internet Software & Services* — 4.4%
211,418	eBay, Inc.	6,589,899
138,898	Equinix, Inc.	14,084,257
70,689	Google, Inc. Class A	37,395,895

		58,070,051

IT Services — 5.0%
187,054	Global Payments, Inc.	9,719,326
193,020	International Business Machines Corp.	32,606,869
60,423	MasterCard, Inc. Class A	17,344,422
304,901	Western Union Co.	6,268,764

		65,939,381

Life Sciences Tools & Services* — 1.9%
387,174	Thermo Fisher Scientific, Inc.	25,340,538

Machinery — 1.5%
246,337	Danaher Corp.	13,432,757
165,407	Kennametal, Inc.	6,902,434

		20,335,191

Media — 1.8%
115,044	Lamar Advertising Co. Class A*	3,340,878
77,742	Scripps Networks Interactive Class A	3,920,529
337,868	Viacom, Inc. Class B	17,031,926

		24,293,333

Multiline Retail — 0.5%
127,431	Target Corp.	6,311,657

Oil, Gas & Consumable Fuels — 5.7%
178,377	Devon Energy Corp.	14,996,154
298,578	Exxon Mobil Corp.	24,922,306
132,000	Occidental Petroleum Corp.	14,236,200
130,070	Pioneer Natural Resources Co.	11,943,027
208,350	Southwestern Energy Co.*	9,119,480

		75,217,167

Personal Products — 1.0%
453,204	Avon Products, Inc.	13,464,691

Pharmaceuticals — 1.8%
158,931	Johnson & Johnson	10,694,467
251,761	Teva Pharmaceutical Industries Ltd. ADR	12,814,635

		23,509,102

Professional Services* — 0.3%
116,472	Verisk Analytics, Inc. Class A	3,965,872

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development* — 1.3%
671,025	CB Richard Ellis Group, Inc. Class A	$17,735,191

Road & Rail — 0.5%
66,204	Union Pacific Corp.	6,949,434

Semiconductors & Semiconductor Equipment — 3.2%
117,540	Linear Technology Corp.	4,065,709
354,117	NVIDIA Corp.*	7,096,505
187,395	Texas Instruments, Inc.	6,615,043
666,049	Xilinx, Inc.	23,764,628

		41,541,885

Software — 5.7%
52,844	Citrix Systems, Inc.*	4,630,191
765,663	Microsoft Corp.	19,149,232
1,047,664	Oracle Corp.	35,851,062
78,058	Rovi Corp.*	4,524,242
75,133	Salesforce.com, Inc.*	11,439,750

		75,594,477

Specialty Retail — 5.1%
172,249	Bed Bath & Beyond, Inc.*	9,282,499
95,898	Dick’s Sporting Goods, Inc.*	3,810,987
847,353	Lowe’s Cos., Inc.	20,455,101
155,258	PetSmart, Inc.	7,033,187
956,126	Staples, Inc.	16,082,039
60,244	Tiffany & Co.	4,558,061
208,680	Urban Outfitters, Inc.*	6,356,393

		67,578,267

Textiles, Apparel & Luxury Goods — 2.1%
244,565	NIKE, Inc. Class B	20,653,514
97,119	Phillips-Van Heusen Corp.	6,406,941

		27,060,455

Tobacco — 1.2%
214,211	Philip Morris International, Inc.	15,369,639

Trading Companies & Distributors — 0.5%
45,225	W.W. Grainger, Inc.	6,832,141

Wireless Telecommunication Services* — 3.7%
517,033	American Tower Corp. Class A	28,684,991
497,492	SBA Communications Corp. Class A	19,546,460

		48,231,451

TOTAL COMMON STOCKS		$1,313,047,247

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$6,500,000	0.133%	06/01/11	$6,500,000

TOTAL INVESTMENTS — 100.2%			$1,319,547,247

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(2,155,439)

NET ASSETS — 100.0%			$1,317,391,808

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$996,253,739

Gross unrealized gain	349,791,508
Gross unrealized loss	(26,498,000)

Net unrealized security gain	$323,293,508

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 100.0%
Beverages — 3.8%
145,608	PepsiCo., Inc.	$10,355,641

Biotechnology* — 1.6%
107,411	Gilead Sciences, Inc.	4,483,335

Capital Markets — 3.3%
97,888	Northern Trust Corp.	4,775,956
239,688	The Charles Schwab Corp.	4,316,781

		9,092,737

Chemicals — 3.0%
76,961	Praxair, Inc.	8,145,552

Communications Equipment — 5.9%
277,325	QUALCOMM, Inc.	16,248,472

Computers & Peripherals* — 9.5%
53,014	Apple, Inc.	18,439,860
139,667	NetApp, Inc.	7,649,561

		26,089,421

Consumer Finance — 1.6%
87,632	American Express Co.	4,521,811

Diversified Financial Services — 2.8%
27,342	CME Group, Inc.	7,813,250

Electrical Equipment — 2.0%
101,050	Emerson Electric Co.	5,512,278

Energy Equipment & Services — 8.0%
126,047	Halliburton Co.	6,321,257
181,934	Schlumberger Ltd.	15,595,383

		21,916,640

Food & Staples Retailing — 4.1%
135,869	Costco Wholesale Corp.	11,206,475

Health Care Equipment & Supplies — 3.5%
193,263	St. Jude Medical, Inc.	9,792,636

Household Products — 1.4%
55,947	The Procter & Gamble Co.	3,748,449

Internet Software & Services* — 5.5%
56,595	Equinix, Inc.	5,738,733
17,690	Google, Inc. Class A	9,358,364

		15,097,097

IT Services — 3.1%
29,508	MasterCard, Inc. Class A	8,470,272

Life Sciences Tools & Services* — 3.5%
146,620	Thermo Fisher Scientific, Inc.	9,596,279

Oil, Gas & Consumable Fuels — 4.4%
36,533	Devon Energy Corp.	3,071,329
43,944	Occidental Petroleum Corp.	4,739,361
95,881	Southwestern Energy Co.*	4,196,711

		12,007,401

Shares	Description	Value
Common Stocks — (continued)
Personal Products — 2.5%
233,251	Avon Products, Inc.	$6,929,887

Pharmaceuticals — 3.8%
80,727	Johnson & Johnson	5,432,120
100,527	Teva Pharmaceutical Industries Ltd. ADR	5,116,824

		10,548,944

Real Estate Management & Development* — 2.6%
272,147	CB Richard Ellis Group, Inc. Class A	7,192,845

Semiconductors & Semiconductor Equipment — 3.7%
288,502	Xilinx, Inc.	10,293,751

Software — 3.7%
295,842	Oracle Corp.	10,123,713

Specialty Retail — 6.8%
425,943	Lowe’s Cos., Inc.	10,282,264
511,284	Staples, Inc.	8,599,797

		18,882,061

Textiles, Apparel & Luxury Goods — 2.9%
94,460	NIKE, Inc. Class B	7,977,147

Wireless Telecommunication Services* — 7.0%
235,743	American Tower Corp. Class A	13,079,022
152,345	Crown Castle International Corp.	6,308,606

		19,387,628

TOTAL COMMON STOCKS		$275,433,722

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.3%
Repurchase Agreement — 0.3%
Joint Repurchase Agreement Account II
$900,000	0.133%	06/01/11	$900,000

TOTAL INVESTMENTS — 100.3%			$276,333,722

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(912,219)

NET ASSETS — 100.0%			$275,421,503

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$208,660,401

Gross unrealized gain	76,323,438
Gross unrealized loss	(8,650,117)

Net unrealized security gain	$67,673,321

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 96.0%
Aerospace & Defense — 1.8%
2,159	Alliant Techsystems, Inc.	$154,433
4,096	DigitalGlobe, Inc.*	100,844
3,953	Raytheon Co.	199,152

		454,429

Auto Components* — 0.4%
6,182	Amerigon, Inc.	102,807

Beverages — 2.0%
7,222	PepsiCo., Inc.	513,629

Biotechnology* — 1.8%
2,813	Amgen, Inc.	170,299
6,705	Gilead Sciences, Inc.	279,867

		450,166

Capital Markets — 4.4%
7,605	Evercore Partners, Inc. Class A	281,461
6,523	Lazard Ltd. Class A	254,071
6,510	Morgan Stanley & Co.	157,282
5,464	Northern Trust Corp.	266,589
8,347	The Charles Schwab Corp.	150,329

		1,109,732

Chemicals — 2.3%
1,875	Ecolab, Inc.	102,900
3,290	Praxair, Inc.	348,214
7,477	STR Holdings, Inc.*	118,211

		569,325

Commercial Banks* — 1.0%
9,201	Eagle Bancorp, Inc.	116,576
4,551	First Republic Bank	146,770

		263,346

Commercial Services & Supplies — 0.4%
5,435	Healthcare Services Group, Inc.	92,721

Communications Equipment — 4.6%
17,491	Cisco Systems, Inc.	293,849
14,827	QUALCOMM, Inc.	868,714

		1,162,563

Computers & Peripherals* — 6.6%
3,774	Apple, Inc.	1,312,711
6,420	NetApp, Inc.	351,623

		1,664,334

Construction & Engineering* — 0.4%
5,087	Quanta Services, Inc.	100,468

Consumer Finance — 1.9%
3,835	American Express Co.	197,886
17,076	SLM Corp.*	290,975

		488,861

Shares	Description	Value
Common Stocks — (continued)
Diversified Consumer Services* — 0.9%
4,197	Coinstar, Inc.	$222,987

Diversified Financial Services — 2.1%
841	CME Group, Inc.	240,324
1,357	IntercontinentalExchange, Inc.*	163,722
3,291	MSCI, Inc. Class A*	124,301

		528,347

Diversified Telecommunication Services* — 0.5%
5,956	TW telecom, Inc.	129,245

Electrical Equipment — 1.6%
4,616	Emerson Electric Co.	251,803
1,708	Roper Industries, Inc.	142,567

		394,370

Electronic Equipment, Instruments & Components — 2.8%
5,441	Amphenol Corp. Class A	294,141
4,635	Dolby Laboratories, Inc. Class A*	216,640
5,515	FLIR Systems, Inc.	199,367

		710,148

Energy Equipment & Services — 5.6%
3,381	Cameron International Corp.*	161,138
1,070	Core Laboratories NV	109,878
2,587	Dril-Quip, Inc.*	191,904
6,530	Halliburton Co.	327,480
7,170	Schlumberger Ltd.	614,612

		1,405,012

Food & Staples Retailing — 1.6%
5,034	Costco Wholesale Corp.	415,204

Health Care Equipment & Supplies — 4.3%
3,701	Baxter International, Inc.	220,283
1,664	C.R. Bard, Inc.	186,002
7,107	CareFusion Corp.*	205,961
6,854	St. Jude Medical, Inc.	347,292
2,137	Stryker Corp.	133,349

		1,092,887

Health Care Providers & Services* — 1.0%
5,409	ExamWorks Group, Inc.	137,389
1,703	Henry Schein, Inc.	122,309

		259,698

Health Care Technology* — 0.8%
6,889	Emdeon, Inc. Class A	105,677
6,980	MedAssets, Inc.	101,559

		207,236

Hotels, Restaurants & Leisure — 1.7%
1,666	Choice Hotels International, Inc.	59,376
2,907	McDonald’s Corp.	237,037
2,163	Yum! Brands, Inc.	119,657

		416,070

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Durables — 1.0%
13,944	Newell Rubbermaid, Inc.	$248,343

Household Products — 0.7%
2,708	The Procter & Gamble Co.	181,436

Internet Software & Services* — 4.5%
6,142	21Vianet Group, Inc. ADR	75,977
1,653	Equinix, Inc.	167,614
1,122	Google, Inc. Class A	593,560
3,043	Rackspace Hosting, Inc.	133,892
12,756	Renren, Inc. ADR	163,915

		1,134,958

IT Services — 4.6%
11,485	Genpact Ltd.*	183,990
4,656	Global Payments, Inc.	241,926
9,416	InterXion Holding NV*	132,860
4,515	iSoftStone Holdings Ltd. ADR*	71,879
1,112	MasterCard, Inc. Class A	319,199
779	VeriFone Systems, Inc.*	37,493
8,261	Western Union Co.	169,846

		1,157,193

Life Sciences Tools & Services* — 2.0%
7,669	Thermo Fisher Scientific, Inc.	501,936

Machinery — 1.8%
2,169	Danaher Corp.	118,275
2,261	IDEX Corp.	102,514
5,441	Kennametal, Inc.	227,053

		447,842

Media — 1.5%
4,117	Lamar Advertising Co. Class A*	119,558
2,379	Scripps Networks Interactive Class A	119,973
2,920	Viacom, Inc. Class B	147,197

		386,728

Multiline Retail — 0.7%
3,533	Target Corp.	174,989

Oil, Gas & Consumable Fuels — 3.1%
1,250	Devon Energy Corp.	105,088
1,213	Occidental Petroleum Corp.	130,822
4,534	Petrohawk Energy Corp.*	120,015
5,468	Southwestern Energy Co.*	239,334
2,635	Whiting Petroleum Corp.*	176,808

		772,067

Personal Products — 1.0%
8,297	Avon Products, Inc.	246,504

Pharmaceuticals — 2.3%
3,813	Johnson & Johnson	256,577
4,097	Sagent Pharmaceuticals, Inc.*	102,425
4,152	Teva Pharmaceutical Industries Ltd. ADR	211,337

		570,339

Shares	Description	Value
Common Stocks — (continued)
Professional Services* — 0.8%
5,891	Verisk Analytics, Inc. Class A	$200,589

Real Estate Management & Development* — 0.9%
8,397	CB Richard Ellis Group, Inc. Class A	221,933

Semiconductors & Semiconductor Equipment — 3.7%
1,441	Hittite Microwave Corp.*	91,388
3,311	Linear Technology Corp.	114,527
8,150	NVIDIA Corp.*	163,326
3,476	Texas Instruments, Inc.	122,703
12,142	Xilinx, Inc.	433,227

		925,171

Software — 6.7%
1,698	Citrix Systems, Inc.*	148,778
16,881	Microsoft Corp.	422,194
15,841	Oracle Corp.	542,079
8,793	RealD, Inc.*	240,049
2,203	Salesforce.com, Inc.*	335,429

		1,688,529

Specialty Retail — 6.2%
4,622	Bed Bath & Beyond, Inc.*	249,080
3,510	Dick’s Sporting Goods, Inc.*	139,487
5,530	GameStop Corp. Class A*	154,729
12,294	Lowe’s Cos., Inc.	296,777
10,202	OfficeMax, Inc.*	85,289
4,230	PetSmart, Inc.	191,619
11,914	Staples, Inc.	200,393
7,858	Urban Outfitters, Inc.*	239,355

		1,556,729

Textiles, Apparel & Luxury Goods — 1.8%
2,635	NIKE, Inc. Class B	222,526
3,576	Phillips-Van Heusen Corp.	235,908

		458,434

Wireless Telecommunication Services* — 2.2%
6,328	American Tower Corp. Class A	351,078
5,267	SBA Communications Corp. Class A	206,940

		558,018

TOTAL COMMON STOCKS		$24,185,323

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 3.6%
Repurchase Agreement — 3.6%
Joint Repurchase Agreement Account II
$900,000	0.133%	06/01/11	$900,000

TOTAL INVESTMENTS — 99.6%			$25,085,323

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			111,177

NET ASSETS — 100.0%			$25,196,500

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,447,215

Gross unrealized gain	5,373,735
Gross unrealized loss	(735,627)

Net unrealized security gain	$4,638,108

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 2.9%
721,158	Alliant Techsystems, Inc.	$51,584,432
1,559,879	DigitalGlobe, Inc.*	38,404,221
1,157,248	Raytheon Co.	58,302,154

		148,290,807

Air Freight & Logistics — 0.7%
413,004	C.H. Robinson Worldwide, Inc.	33,131,181

Capital Markets — 6.0%
334,806	Affiliated Managers Group, Inc.*	35,399,038
1,375,544	Invesco Ltd.	33,934,670
1,884,046	Lazard Ltd. Class A	73,383,592
1,786,408	Northern Trust Corp.	87,158,846
3,506,230	TD Ameritrade Holding Corp.	75,559,257

		305,435,403

Chemicals — 2.5%
1,689,656	Ecolab, Inc.	92,728,321
1,277,649	Nalco Holding Co.	36,464,103

		129,192,424

Commercial Banks* — 1.0%
1,590,387	First Republic Bank	51,289,981

Commercial Services & Supplies — 0.7%
1,334,958	Ritchie Bros. Auctioneers, Inc.	37,005,036

Computers & Peripherals* — 1.5%
1,435,747	NetApp, Inc.	78,635,863

Construction & Engineering* — 1.3%
3,312,057	Quanta Services, Inc.	65,413,126

Consumer Finance* — 1.3%
3,967,254	SLM Corp.	67,602,008

Diversified Consumer Services* — 1.5%
1,404,965	Coinstar, Inc.	74,645,790

Diversified Financial Services* — 3.3%
832,435	IntercontinentalExchange, Inc.	100,433,283
1,819,854	MSCI, Inc. Class A	68,735,885

		169,169,168

Diversified Telecommunication Services* — 1.5%
3,619,602	TW telecom, Inc.	78,545,363

Electrical Equipment — 1.2%
733,199	Roper Industries, Inc.	61,200,121

Electronic Equipment, Instruments & Components — 4.3%
1,823,718	Amphenol Corp. Class A	98,590,195
1,071,380	Dolby Laboratories, Inc. Class A*	50,076,301
2,008,160	FLIR Systems, Inc.	72,594,984

		221,261,480

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 4.8%
2,103,401	Cameron International Corp.*	$100,248,091
546,477	Core Laboratories NV	56,117,723
1,218,943	Dril-Quip, Inc.*	90,421,192

		246,787,006

Health Care Equipment & Supplies — 6.4%
993,623	C.R. Bard, Inc.	111,067,179
2,774,143	CareFusion Corp.*	80,394,664
126,361	Intuitive Surgical, Inc.*	44,099,989
1,781,923	St. Jude Medical, Inc.	90,290,038

		325,851,870

Health Care Providers & Services* — 1.2%
874,700	Henry Schein, Inc.	62,820,954

Health Care Technology* — 0.7%
2,339,382	Emdeon, Inc. Class A	35,886,120

Hotels, Restaurants & Leisure — 1.0%
1,001,228	Darden Restaurants, Inc.	50,712,198

Household Durables — 1.7%
4,826,186	Newell Rubbermaid, Inc.	85,954,373

Insurance — 1.4%
2,274,764	Principal Financial Group, Inc.	71,131,870

Internet Software & Services* — 2.6%
725,587	Equinix, Inc.	73,574,522
622,488	Rackspace Hosting, Inc.	27,389,472
2,622,407	Renren, Inc. ADR	33,697,930

		134,661,924

IT Services — 6.2%
676,149	FleetCor Technologies, Inc.*	22,813,267
3,170,653	Genpact Ltd.*	50,793,861
2,550,605	Global Payments, Inc.	132,529,436
938,538	VeriFone Systems, Inc.*	45,171,834
3,160,195	Western Union Co.	64,973,609

		316,282,007

Machinery — 1.8%
2,234,084	Kennametal, Inc.	93,228,325

Media — 2.0%
1,902,608	Lamar Advertising Co. Class A*	55,251,737
924,103	Scripps Networks Interactive Class A	46,602,514

		101,854,251

Oil, Gas & Consumable Fuels — 5.2%
1,998,409	Petrohawk Energy Corp.*	52,897,886
747,275	Pioneer Natural Resources Co.	68,614,791
1,462,625	Southwestern Energy Co.*	64,019,096
1,226,899	Whiting Petroleum Corp.*	82,324,923

		267,856,696

Personal Products — 1.9%
3,353,001	Avon Products, Inc.	99,617,660

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Professional Services* — 1.7%
2,533,995	Verisk Analytics, Inc. Class A	$86,282,530

Real Estate Management & Development* — 1.6%
3,124,293	CB Richard Ellis Group, Inc. Class A	82,575,064

Semiconductors & Semiconductor Equipment — 5.7%
1,293,170	Altera Corp.	62,188,545
1,336,467	Linear Technology Corp.	46,228,394
3,210,247	NVIDIA Corp.*	64,333,350
3,370,937	Xilinx, Inc.	120,275,032

		293,025,321

Software* — 5.8%
926,001	Citrix Systems, Inc.	81,136,208
2,815,910	RealD, Inc.	76,874,343
494,258	Salesforce.com, Inc.	75,255,723
1,751,770	SuccessFactors, Inc.	61,434,574

		294,700,848

Specialty Retail — 9.5%
1,810,864	Bed Bath & Beyond, Inc.*	97,587,461
1,429,276	Dick’s Sporting Goods, Inc.*	56,799,428
1,913,940	GameStop Corp. Class A*	53,552,041
2,579,668	PetSmart, Inc.	116,858,961
5,068,378	Staples, Inc.	85,250,118
2,436,472	Urban Outfitters, Inc.*	74,214,937

		484,262,946

Textiles, Apparel & Luxury Goods — 2.6%
1,631,322	Phillips-Van Heusen Corp.	107,618,312
195,844	Polo Ralph Lauren Corp.	24,827,144

		132,445,456

Thrifts & Mortgage Finance — 0.9%
3,487,593	People’s United Financial, Inc.	46,559,367

Wireless Telecommunication Services* — 3.3%
1,382,869	Crown Castle International Corp.	57,264,605
2,872,396	SBA Communications Corp. Class A	112,856,439

		170,121,044

TOTAL COMMON STOCKS		$5,003,435,581

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 2.0%
Repurchase Agreement — 2.0%
Joint Repurchase Agreement Account II
$102,700,000	0.133%	06/01/11	$102,700,000

TOTAL INVESTMENTS — 99.7%			$5,106,135,581

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			14,351,912

NET ASSETS — 100.0%			$5,120,487,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,261,779,440

Gross unrealized gain	970,000,651
Gross unrealized loss	(125,644,510)

Net unrealized security gain	$844,356,141

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 96.4%
Aerospace & Defense — 3.1%
307,013	Aerovironment, Inc.*	$9,268,723
151,491	Alliant Techsystems, Inc.	10,836,151
536,963	DigitalGlobe, Inc.*	13,220,029

		33,324,903

Auto Components* — 0.9%
595,397	Amerigon, Inc.	9,901,452

Biotechnology* — 4.5%
207,964	Alexion Pharmaceuticals, Inc.	9,861,653
253,544	BioMarin Pharmaceutical, Inc.	7,157,547
51,482	Cephalon, Inc.	4,102,600
524,851	Halozyme Therapeutics, Inc.	3,537,496
292,014	Incyte Corp.*	5,177,408
414,554	NPS Pharmaceuticals, Inc.	3,967,282
99,285	Pharmasset, Inc.	10,146,927
62,838	United Therapeutics Corp.	4,057,450

		48,008,363

Capital Markets — 4.2%
154,585	Eaton Vance Corp.	4,877,157
536,817	Evercore Partners, Inc. Class A	19,867,597
68,411	Greenhill & Co., Inc.	3,807,756
243,680	Lazard Ltd. Class A	9,491,336
704,001	TradeStation Group, Inc.*	6,856,970

		44,900,816

Chemicals — 1.7%
212,221	Nalco Holding Co.	6,056,787
758,352	STR Holdings, Inc.*	11,989,545

		18,046,332

Commercial Banks — 2.4%
467,878	Eagle Bancorp, Inc.*	5,928,015
253,556	East West Bancorp, Inc.	5,093,940
233,805	First Republic Bank*	7,540,211
2,539,859	Popular, Inc.*	7,365,591

		25,927,757

Commercial Services & Supplies — 3.4%
995,920	Healthcare Services Group, Inc.	16,990,395
535,896	Ritchie Bros. Auctioneers, Inc.	14,855,037
50,210	Stericycle, Inc.*	4,473,209

		36,318,641

Construction & Engineering* — 1.3%
703,648	Quanta Services, Inc.	13,897,048

Consumer Finance* — 1.3%
825,788	SLM Corp.	14,071,428

Diversified Consumer Services* — 1.7%
335,033	Coinstar, Inc.	17,800,303

Diversified Financial Services — 2.0%
298,968	CBOE Holdings, Inc.	7,868,838
361,616	MSCI, Inc. Class A*	13,658,236

		21,527,074

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services* — 1.8%
865,210	TW telecom, Inc.	$18,775,057

Electrical Equipment — 1.5%
194,548	Roper Industries, Inc.	16,238,922

Electronic Equipment, Instruments & Components — 6.0%
300,811	Amphenol Corp. Class A	16,261,843
312,743	Dolby Laboratories, Inc. Class A*	14,617,608
106,554	DTS, Inc.*	4,910,008
506,931	FLIR Systems, Inc.	18,325,555
127,991	IPG Photonics Corp.*	9,618,524

		63,733,538

Energy Equipment & Services — 3.2%
147,742	Core Laboratories NV	15,171,626
253,403	Dril-Quip, Inc.*	18,797,434

		33,969,060

Food Products* — 0.4%
716,232	Smart Balance, Inc.	3,932,114

Health Care Equipment & Supplies* — 2.3%
396,591	CareFusion Corp.	11,493,207
94,394	Given Imaging Ltd.	2,082,332
419,286	Natus Medical, Inc.	7,039,812
149,551	Tornier NV	4,120,130

		24,735,481

Health Care Providers & Services* — 2.6%
364,458	ExamWorks Group, Inc.	9,257,233
189,077	Henry Schein, Inc.	13,579,510
59,176	Mednax, Inc.	4,447,077

		27,283,820

Health Care Technology* — 2.4%
1,029,733	Emdeon, Inc. Class A	15,796,104
699,941	MedAssets, Inc.	10,184,142

		25,980,246

Hotels, Restaurants & Leisure — 1.6%
250,578	Choice Hotels International, Inc.	8,930,600
477,383	Texas Roadhouse, Inc.	8,225,309

		17,155,909

Household Durables — 1.5%
879,288	Newell Rubbermaid, Inc.	15,660,119

Internet Software & Services* — 3.2%
329,292	21Vianet Group, Inc. ADR	4,073,342
131,834	Equinix, Inc.	13,367,967
206,249	Rackspace Hosting, Inc.	9,074,956
544,141	Renren, Inc. ADR	6,992,212

		33,508,477

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — 5.7%
185,066	FleetCor Technologies, Inc.*	$6,244,127
732,770	Genpact Ltd.*	11,738,975
436,060	Global Payments, Inc.	22,657,678
542,244	InterXion Holding NV*	7,651,063
343,302	iSoftStone Holdings Ltd. ADR*	5,465,368
151,158	VeriFone Systems, Inc.*	7,275,234

		61,032,445

Life Sciences Tools & Services* — 1.7%
634,788	Bruker Corp.	12,518,019
203,581	PAREXEL International Corp.	5,124,134

		17,642,153

Machinery — 3.4%
218,513	IDEX Corp.	9,907,379
463,027	Kennametal, Inc.	19,322,117
146,763	Robbins & Myers, Inc.	6,466,378

		35,695,874

Media* — 1.1%
399,546	Lamar Advertising Co. Class A	11,602,816

Oil, Gas & Consumable Fuels* — 4.6%
420,016	Petrohawk Energy Corp.	11,117,824
1,237,653	Rex Energy Corp.	16,163,748
316,630	Whiting Petroleum Corp.	21,245,873

		48,527,445

Pharmaceuticals* — 0.5%
220,768	Sagent Pharmaceuticals, Inc.	5,519,200

Professional Services* — 1.3%
417,747	Verisk Analytics, Inc. Class A	14,224,285

Real Estate Management & Development* — 1.8%
713,607	CB Richard Ellis Group, Inc. Class A	18,860,633

Road & Rail* — 0.6%
450,834	Roadrunner Transportation Systems, Inc.	6,762,510

Semiconductors & Semiconductor Equipment — 5.1%
232,467	Cavium Networks, Inc.*	10,340,132
213,772	Hittite Microwave Corp.*	13,557,420
293,519	Linear Technology Corp.	10,152,822
562,371	Xilinx, Inc.	20,065,398

		54,115,772

Software* — 4.0%
556,276	RealD, Inc.	15,186,335
239,073	Rovi Corp.	13,856,671
369,739	SuccessFactors, Inc.	12,966,747

		42,009,753

Specialty Retail — 7.7%
371,929	Dick’s Sporting Goods, Inc.*	14,780,458
398,343	GameStop Corp. Class A*	11,145,637

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
1,271,250	OfficeMax, Inc.*	$10,627,650
449,194	PetSmart, Inc.	20,348,488
283,138	Rue21, Inc.*	9,581,390
505,606	Urban Outfitters, Inc.*	15,400,759

		81,884,382

Textiles, Apparel & Luxury Goods — 3.3%
236,939	Carter’s, Inc.*	7,510,966
326,618	Phillips-Van Heusen Corp.	21,546,990
98,656	Under Armour, Inc. Class A*	6,430,398

		35,488,354

Thrifts & Mortgage Finance — 0.4%
322,643	People’s United Financial, Inc.	4,307,284

Wireless Telecommunication Services* — 2.2%
592,622	SBA Communications Corp. Class A	23,284,118

TOTAL COMMON STOCKS		$1,025,653,884

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 3.6%
Repurchase Agreement — 3.6%
Joint Repurchase Agreement Account II
$38,600,000	0.133%	06/01/11	$38,600,000

TOTAL INVESTMENTS — 100.0%			$1,064,253,884

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(526,467)

NET ASSETS — 100.0%			$1,063,727,417

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$885,980,681

Gross unrealized gain	199,751,284
Gross unrealized loss	(21,478,081)

Net unrealized security gain	$178,273,203

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.2%
144,058	Raytheon Co.	$7,257,642

Beverages — 4.7%
293,948	PepsiCo., Inc.	20,905,582
93,542	The Coca-Cola Co.	6,249,541

		27,155,123

Biotechnology* — 2.2%
99,403	Amgen, Inc.	6,017,858
162,811	Gilead Sciences, Inc.	6,795,731

		12,813,589

Capital Markets — 3.8%
257,922	Morgan Stanley & Co.	6,231,396
174,356	Northern Trust Corp.	8,506,829
420,052	The Charles Schwab Corp.	7,565,136

		22,303,361

Chemicals — 3.6%
121,072	Ecolab, Inc.	6,644,432
134,393	Praxair, Inc.	14,224,155

		20,868,587

Communications Equipment — 6.3%
494,590	Cisco Systems, Inc.	8,309,112
483,164	QUALCOMM, Inc.	28,308,579

		36,617,691

Computers & Peripherals* — 7.3%
87,918	Apple, Inc.	30,580,518
215,946	NetApp, Inc.	11,827,362

		42,407,880

Consumer Finance — 1.9%
217,723	American Express Co.	11,234,507

Diversified Financial Services — 2.4%
38,971	CME Group, Inc.	11,136,353
22,690	IntercontinentalExchange, Inc.*	2,737,548

		13,873,901

Electrical Equipment — 0.9%
97,727	Emerson Electric Co.	5,331,008

Electronic Equipment, Instruments & Components — 1.3%
136,539	Amphenol Corp. Class A	7,381,298

Energy Equipment & Services — 6.9%
217,930	Halliburton Co.	10,929,190
42,968	National-Oilwell Varco, Inc.	3,118,617
305,922	Schlumberger Ltd.	26,223,634

		40,271,441

Food & Staples Retailing — 3.3%
234,004	Costco Wholesale Corp.	19,300,650

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 3.3%
107,751	Baxter International, Inc.	$6,413,340
247,547	St. Jude Medical, Inc.	12,543,206

		18,956,546

Hotels, Restaurants & Leisure — 1.8%
91,219	McDonald’s Corp.	7,437,997
56,688	Yum! Brands, Inc.	3,135,980

		10,573,977

Household Products — 1.1%
91,944	The Procter & Gamble Co.	6,160,248

Internet Software & Services* — 4.2%
53,861	Equinix, Inc.	5,461,506
35,419	Google, Inc. Class A	18,737,359

		24,198,865

IT Services — 3.8%
50,309	MasterCard, Inc. Class A	14,441,198
360,167	Western Union Co.	7,405,034

		21,846,232

Life Sciences Tools & Services* — 2.5%
222,089	Thermo Fisher Scientific, Inc.	14,535,725

Machinery — 1.3%
142,978	Danaher Corp.	7,796,590

Media — 1.6%
189,423	Viacom, Inc. Class B	9,548,813

Multiline Retail — 1.2%
143,821	Target Corp.	7,123,454

Oil, Gas & Consumable Fuels — 3.6%
77,883	Devon Energy Corp.	6,547,624
63,141	Occidental Petroleum Corp.	6,809,757
170,345	Southwestern Energy Co.*	7,456,000

		20,813,381

Personal Products — 2.0%
385,655	Avon Products, Inc.	11,457,810

Pharmaceuticals — 3.7%
172,358	Johnson & Johnson	11,597,970
85,948	Merck & Co., Inc.	3,158,589
135,607	Teva Pharmaceutical Industries Ltd. ADR	6,902,396

		21,658,955

Semiconductors & Semiconductor Equipment — 3.6%
183,130	NVIDIA Corp.*	3,669,925
485,164	Xilinx, Inc.	17,310,652

		20,980,577

Software — 6.3%
524,651	Microsoft Corp.	13,121,522
536,832	Oracle Corp.	18,370,391
32,977	Salesforce.com, Inc.*	5,021,078

		36,512,991

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail — 6.9%
162,959	Bed Bath & Beyond, Inc.*	$8,781,861
665,852	Lowe’s Cos., Inc.	16,073,667
749,004	Staples, Inc.	12,598,247
93,654	Urban Outfitters, Inc.*	2,852,701

		40,306,476

Textiles, Apparel & Luxury Goods — 2.1%
146,826	NIKE, Inc. Class B	12,399,456

Wireless Telecommunication Services* — 5.1%
331,764	American Tower Corp. Class A	18,406,267
272,915	Crown Castle International Corp.	11,301,410

		29,707,677

TOTAL COMMON STOCKS		$581,394,451

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.1%
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$900,000	0.133%	06/01/11	$900,000

TOTAL INVESTMENTS — 100.0%			$582,294,451

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(242,641)

NET ASSETS — 100.0%			$582,051,810

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$500,139,696

Gross unrealized gain	99,224,141
Gross unrealized loss	(17,069,386)

Net unrealized security gain	$82,154,755

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Aerospace & Defense* — 2.1%
422,587	DigitalGlobe, Inc.	$10,404,092

Chemicals* — 2.3%
708,650	STR Holdings, Inc.	11,203,757

Communications Equipment — 7.2%
434,027	Cisco Systems, Inc.	7,291,654
470,562	QUALCOMM, Inc.	27,570,227

		34,861,881

Computers & Peripherals* — 13.0%
115,393	Apple, Inc.	40,137,147
427,009	NetApp, Inc.	23,387,283

		63,524,430

Diversified Consumer Services* — 3.0%
275,734	Coinstar, Inc.	14,649,747

Diversified Financial Services* — 1.8%
73,515	IntercontinentalExchange, Inc.	8,869,585

Electronic Equipment, Instruments & Components — 8.4%
349,823	Amphenol Corp. Class A	18,911,431
313,165	Dolby Laboratories, Inc. Class A*	14,637,332
155,933	DTS, Inc.*	7,185,393

		40,734,156

Internet Software & Services* — 12.2%
306,267	21Vianet Group, Inc. ADR	3,788,523
92,264	Equinix, Inc.	9,355,569
41,093	Google, Inc. Class A	21,739,019
328,938	Rackspace Hosting, Inc.	14,473,272
501,669	Renren, Inc. ADR	6,446,447
116,199	Yandex NV Class A	3,886,856

		59,689,686

IT Services — 4.8%
205,520	Global Payments, Inc.	10,678,819
499,173	InterXion Holding NV*	7,043,331
348,902	iSoftStone Holdings Ltd. ADR*	5,554,520

		23,276,670

Semiconductors & Semiconductor Equipment — 13.4%
222,766	Altera Corp.	10,712,817
161,935	Cavium Networks, Inc.*	7,202,869
227,578	Linear Technology Corp.	7,871,923
546,650	NVIDIA Corp.*	10,954,866
207,632	Texas Instruments, Inc.	7,329,410
591,352	Xilinx, Inc.	21,099,439

		65,171,324

Software — 22.6%
743,688	Activision Blizzard, Inc.	8,916,819
156,516	Citrix Systems, Inc.*	13,713,932
320,362	Microsoft Corp.	8,012,254
507,513	Oracle Corp.	17,367,095

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
537,885	RealD, Inc.*	$14,684,260
242,056	Rovi Corp.*	14,029,566
129,588	Salesforce.com, Inc.*	19,731,069
395,156	SuccessFactors, Inc.*	13,858,121

		110,313,116

Specialty Retail* — 2.1%
367,390	GameStop Corp. Class A	10,279,572

Wireless Telecommunication Services* — 4.4%
178,329	American Tower Corp. Class A	9,893,693
296,587	SBA Communications Corp. Class A	11,652,903

		21,546,596

TOTAL COMMON STOCKS		$474,524,612

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 2.5%
Repurchase Agreement — 2.5%
Joint Repurchase Agreement Account II
$12,200,000	0.133%	06/01/11	$12,200,000

TOTAL INVESTMENTS — 99.8%			$486,724,612

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			1,110,358

NET ASSETS — 100.0%			$487,834,970

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$428,385,648

Gross unrealized gain	74,096,370
Gross unrealized loss	(15,757,406)

Net unrealized security gain	$58,338,964

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Aerospace & Defense — 4.8%
3,838	Honeywell International, Inc.	$228,553
3,462	The Boeing Co.	270,140

		498,693

Automobiles* — 2.0%
7,870	Ford Motor Co.	117,420
2,666	General Motors Co.	84,806

		202,226

Beverages — 2.5%
3,587	PepsiCo., Inc.	255,107

Biotechnology* — 1.1%
1,942	Amgen, Inc.	117,569

Capital Markets — 3.6%
2,266	Invesco Ltd.	55,902
5,022	Morgan Stanley & Co.	121,332
1,734	Northern Trust Corp.	84,602
5,948	The Charles Schwab Corp.	107,123

		368,959

Chemicals — 2.5%
1,495	Praxair, Inc.	158,231
2,680	The Dow Chemical Co.	96,828

		255,059

Commercial Banks — 1.6%
3,763	SunTrust Banks, Inc.	105,853
2,481	U.S. Bancorp	63,514

		169,367

Communications Equipment — 3.2%
5,672	QUALCOMM, Inc.	332,322

Computers & Peripherals* — 6.1%
1,045	Apple, Inc.	363,483
4,205	EMC Corp.	119,716
2,656	NetApp, Inc.	145,469

		628,668

Consumer Finance — 2.2%
2,632	American Express Co.	135,811
5,340	SLM Corp.*	90,994

		226,805

Diversified Financial Services — 6.0%
15,446	Bank of America Corp.	181,491
426	CME Group, Inc.	121,734
7,410	JPMorgan Chase & Co.	320,408

		623,633

Electric Utilities — 1.2%
1,198	Entergy Corp.	81,644
1,513	PPL Corp.	42,651

		124,295

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 0.5%
914	Emerson Electric Co.	$49,859

Energy Equipment & Services — 2.6%
3,180	Schlumberger Ltd.	272,590

Food & Staples Retailing — 2.9%
3,000	Costco Wholesale Corp.	247,440
1,309	CVS Caremark Corp.	50,645

		298,085

Food Products — 2.8%
4,523	General Mills, Inc.	179,880
3,219	Unilever NV	105,132

		285,012

Health Care Equipment & Supplies — 2.1%
10,534	Boston Scientific Corp.*	75,634
2,864	St. Jude Medical, Inc.	145,119

		220,753

Health Care Providers & Services — 1.6%
2,072	WellPoint, Inc.	161,968

Hotels, Restaurants & Leisure — 1.0%
1,883	Yum! Brands, Inc.	104,167

Household Products — 1.0%
1,606	The Procter & Gamble Co.	107,602

Industrial Conglomerates — 3.7%
19,292	General Electric Co.	378,895

Insurance — 5.8%
934	Aflac, Inc.	44,636
1,071	Everest Re Group Ltd.	95,287
3,392	Prudential Financial, Inc.	216,342
1,538	The Allstate Corp.	48,262
3,583	The Hartford Financial Services Group, Inc.	95,487
1,586	The Travelers Cos., Inc.	98,459

		598,473

Internet Software & Services* — 2.8%
541	Google, Inc. Class A	286,200

IT Services — 1.6%
595	MasterCard, Inc. Class A	170,795

Life Sciences Tools & Services* — 1.5%
2,341	Thermo Fisher Scientific, Inc.	153,218

Machinery — 1.1%
2,034	Illinois Tool Works, Inc.	116,589

Media — 1.9%
3,568	Comcast Corp. Class A	90,056
3,655	DISH Network Corp. Class A*	110,674

		200,730

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 7.2%
631	ConocoPhillips	$46,202
1,917	Devon Energy Corp.	161,162
1,008	Hess Corp.	79,662
1,489	Newfield Exploration Co.*	111,065
2,043	Occidental Petroleum Corp.	220,338
2,824	Southwestern Energy Co.*	123,606

		742,035

Personal Products — 1.2%
4,267	Avon Products, Inc.	126,773

Pharmaceuticals — 3.3%
1,720	Johnson & Johnson	115,739
6,133	Merck & Co., Inc.	225,387

		341,126

Semiconductors & Semiconductor Equipment — 2.4%
2,010	NVIDIA Corp.*	40,281
5,849	Xilinx, Inc.	208,692

		248,973

Software — 4.2%
2,508	Adobe Systems, Inc.*	86,852
5,308	Microsoft Corp.	132,753
4,574	Oracle Corp.	156,522
376	Salesforce.com, Inc.*	57,250

		433,377

Specialty Retail — 4.8%
2,133	Bed Bath & Beyond, Inc.*	114,947
7,324	Lowe’s Cos., Inc.	176,801
9,065	Staples, Inc.	152,473
1,640	Urban Outfitters, Inc.*	49,955

		494,176

Textiles, Apparel & Luxury Goods — 1.8%
2,188	NIKE, Inc. Class B	184,777

Wireless Telecommunication Services* — 4.5%
2,873	American Tower Corp. Class A	159,394
2,109	SBA Communications Corp. Class A	82,862
38,202	Sprint Nextel Corp.	223,482

		465,738

TOTAL COMMON STOCKS		$10,244,614

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 2.0%
Repurchase Agreement — 2.0%
Joint Repurchase Agreement Account II
$200,000	0.133%	06/01/11	$200,000

TOTAL INVESTMENTS — 101.1%			$10,444,614

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%			(108,689)

NET ASSETS — 100.0%			$10,335,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,482,228

Gross unrealized gain	1,272,176
Gross unrealized loss	(309,790)

Net unrealized security gain	$962,386

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of May 31, 2011:

CAPITAL GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$1,313,047,247	$—	$—
Short-term Investments	—	6,500,000	—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CONCENTRATED GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$275,433,722	$—	$—
Short-term Investments	—	900,000	—

FLEXIBLE CAP GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$24,185,323	$—	$—
Short-term Investments	—	900,000

GROWTH OPPORTUNITIES
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$5,003,435,581	$—	$—
Short-term Investments	—	102,700,000

SMALL/MID CAP GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$1,025,653,884	$—	$—
Short-term Investments	—	38,600,000

STRATEGIC GROWTH
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$581,394,451	$—	$—
Short-term Investments	—	900,000

TECHNOLOGY TOLLKEEPER
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$474,524,612	$—	$—
Short-term Investments	—	12,200,000

U.S. EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$10,244,614	$—	$—
Short-term Investments	—	200,000

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 1, 2011, as follows:

			Collateral
	Principal	Maturity	Value
Fund	Amount	Value	Allocation

Capital Growth	$6,500,000	$6,500,024	$6,642,945

Concentrated Growth	900,000	900,003	919,792

Flexible Cap Growth	900,000	900,003	919,792

Growth Opportunities	102,700,000	102,700,379	104,958,524

Small/Mid Cap Growth	38,600,000	38,600,143	39,448,871

Strategic Growth	900,000	900,003	919,792

Technology Tollkeeper	12,200,000	12,200,045	12,468,296

U.S. Equity	200,000	200,001	204,398

REPURCHASE AGREEMENTS — At May 31, 2011, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

				Flexible		Small/Mid
	Interest	Capital	Concentrated	Cap	Growth	Cap	Strategic	Technology	U.S.
Counterparty	Rate	Growth	Growth	Growth	Opportunities	Growth	Growth	Tollkeeper	Equity

BNP Paribas Securities Co.	0.110%	$933,807	$129,297	$129,297	$14,754,157	$5,545,380	$129,297	$1,752,685	$28,733

BNP Paribas Securities Co.	0.140	3,501,778	484,862	484,862	55,328,090	20,795,173	484,862	6,572,567	107,747

Credit Suisse Securities LLC	0.100	186,761	25,859	25,859	2,950,832	1,109,076	25,859	350,537	5,746

JPMorgan Securities	0.140	583,630	80,810	80,810	9,221,348	3,465,862	80,810	1,095,428	17,958

UBS Securities LLC	0.110	583,630	80,810	80,810	9,221,348	3,465,862	80,810	1,095,428	17,958

UBS Securities LLC	0.150	710,394	98,362	98,362	11,224,225	4,218,647	98,362	1,333,355	21,858

TOTAL		$6,500,000	$900,000	$900,000	$102,700,000	$38,600,000	$900,000	$12,200,000	$200,000

At May 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	4.000 to 6.000%	04/01/25 to 05/01/41

Federal National Mortgage Association	3.500 to 6.500	11/01/11 to 08/01/49

Government National Mortgage Association	5.000	05/15/40

U.S. Treasury Inflation Protected Security	1.125	01/15/21

U.S. Treasury Notes	0.375 to 4.000	09/30/12 to 09/30/16

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Technology Tollkeeper Fund invests primarily in equity investments in “Technology Tollkeeper” companies. In general, the investment adviser defines a Technology Tollkeeper company as a high-quality technology, media, or service company that adopts or uses technology to improve its cost structure, revenue, opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund’s investment performance will be closely tied to many factors which affect those companies. The Technology Tollkeeper Fund may also invest in a relatively few number of issuers. As a result, the Technology Tollkeeper Fund’s net asset value is more likely to have greater fluctuations than that of a Fund which is more diversified or invests in other industries.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 29, 2011

* Print the name and title of each signing officer under his or her signature.